Acquisitions and divestitures (Details Narrative) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2022	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Closing transaction	$ 72
Realized loss during the period					$ 87
Acquired the minority interest				$ 130
Realized gain during the acquisitions				3
Realized gain recorded on equity results					$ 31
Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Results from investments and other results in associates and joint ventures									$ 305
Reversal of impairment and gains (losses) on disposal of non-current assets, net							$ 117
Transaction amount						$ 871
Cash inflow						1,006
Reduction remaining investment						$ 135
Anglo American Brasil [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost			$ 750
Reversal of impairment and gains (losses) on disposal of non-current assets, net			626
Impairment on disposal of non-current assets, net			89
Payment of cash			30
VODC [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment and gains (losses) on disposal of non-current assets, net								$ 1,222
Sale of equity interest amount			555
Remeasurement fair value of remaining interest amount			555
Cumulative translation adjustments amount			112
PTVI [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment and gains (losses) on disposal of non-current assets, net				$ 1,059						$ 1,059
Remeasurement fair value of remaining interest amount			657							657
Cumulative translation adjustments amount			1,063							1,063
Net loss			$ 661							$ 661
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Gain from the sale amount											$ 895
Transactions with noncontrolling shareholders											$ 1,514
Arcelor Mittal Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Investment													$ 111
Accounts receivable												$ 24
Sale of interest		$ 1,082
Net debt		$ 1,149
USD [Member] | Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost									493
BRL [Member] | Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost									$ 2,737